Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
2014	$ 16
2015	14
2016	15
2017	15
2018	17
Years 2019-2023	$ 107